Scharf Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 91.36%	Value
	Aerospace and Defense - 4.44%
39,935	Lockheed Martin Corp.	$17,170,453
	Beverages - 5.08%
41,470	Constellation Brands, Inc. - Class A	9,664,998
109,285	Heineken N.V. (b)	9,963,736
		19,628,734
	Building Products - 2.11%
161,375	Masco Corp.	8,165,575
	Chemicals - 3.91%
523,820	Valvoline, Inc.	15,101,731
	Commercial Services & Supplies - 3.21%
472,966	Herman Miller, Inc.	12,424,817
	Diversified Financial Services - 5.90%
83,557	Berkshire Hathaway, Inc. - Class B (a)	22,812,732
	Entertainment - 2.01%
99,860	Activision Blizzard, Inc.	7,775,099
	Health Care Providers & Services - 17.67%
235,480	Centene Corp. (a)	19,923,963
222,515	CVS Health Corp.	20,618,240
85,230	McKesson Corp.	27,802,878
		68,345,081
	Insurance - 4.72%
14,115	Markel Corp. (a)	18,254,224
	Interactive Media & Services - 1.71%
44,535	Baidu, Inc. - ADR (a)	6,623,690
	Internet & Direct Marketing Retail - 0.98%
2,170	Booking Holdings, Inc. (a)	3,795,308
	IT Services - 5.86%
168,885	Cognizant Technology Solutions Corp. - Class A	11,398,049
126,798	Fiserv, Inc. (a)	11,281,218
		22,679,267
	Media - 6.65%
372,380	Comcast Corp. - Class A	14,612,191
96,105	Liberty Broadband Corp. - Class C (a)(e)	11,113,582
		25,725,773
	Personal Products - 2.34%
197,225	Unilever plc - ADR	9,038,822
	Pharmaceuticals - 7.77%
26,899	AstraZeneca plc - ADR	1,777,217
83,624	Johnson & Johnson	14,844,096
158,610	Novartis AG - ADR	13,407,303
		30,028,616
	Road & Rail - 2.23%
123,645	Canadian Pacific Railway, Ltd. (b)	8,635,367
	Software - 10.39%
95,534	Microsoft Corp.	24,535,997
223,990	Oracle Corp.	15,650,181
		40,186,178
	Specialty Retail - 4.38%
97,796	Advance Auto Parts, Inc.	16,927,510
	TOTAL COMMON STOCKS (Cost $270,282,797)	353,318,977

	PREFERRED STOCK - 2.37%
	Technology Hardware, Storage & Peripherals - 2.37%
228,560	Samsung Electronics Co., Ltd., 2.06% (b)	9,153,666
	TOTAL PREFERRED STOCK (Cost $3,697,316)	9,153,666

	SHORT-TERM INVESTMENTS - 5.80%
	Money Market Fund - 2.74%
10,607,163	First American Treasury Obligations Fund, Class Z, 1.76% (c)	10,607,163
	TOTAL MONEY MARKET FUND (Cost $10,607,163)	10,607,163

Principal Amount
	U.S. Treasury Note - 0.14%
	U.S. Treasury Note
$535,000	1.50%, 3/31/2023	529,837
	TOTAL U.S. TREASURY NOTE (Cost $531,516)	529,837
	U.S. Treasury Bills - 2.92%
2,000,000	0.75%, 7/14/2022 (d)	1,999,265
900,000	0.66%, 9/1/2022 (d)	897,654
3,000,000	1.08%,10/6/2022 (d)	2,986,017
3,500,000	1.54%, 12/1/2022 (d)	3,467,294
2,000,000	2.03%, 4/20/2023(d)	1,959,224
	TOTAL U.S. TREASURY BILLS (Cost $11,333,820)	11,309,454
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,472,499)	22,446,454

	Total Investments in Securities (Cost $296,452,612) - 99.53%	384,919,097
	Other Assets in Excess of Liabilities - 0.47%	1,827,215
	TOTAL NET ASSETS - 100.00%	$386,746,312

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2022.
(d)	Rate shown is the discount rate at June 30, 2022.
(e)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Fund
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Scharf Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$40,124,564	$-	$-	$40,124,564
Consumer Discretionary	20,722,818	-	-	20,722,818
Consumer Staples	28,667,555	-	-	28,667,555
Financials	41,066,956	-	-	41,066,956
Health Care	98,373,697	-	-	98,373,697
Industrials	46,396,211	-	-	46,396,211
Information Technology	62,865,445	-	-	62,865,445
Materials	15,101,731	-	-	15,101,731
Total Common Stocks	353,318,977	-	-	353,318,977
Preferred Stock
Information Technology	9,153,666	-	-	9,153,666
Total Preferred Stock	9,153,666	-	-	9,153,666
U.S. Treasury Bills	-	11,839,291	-	11,839,291
Money Market Fund	10,607,163	-	-	10,607,163
Total Investments in Securities	$373,079,806	$11,839,291	$-	$384,919,097

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.